UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Exact name of registrant as specified in charter:	Prudential Small-Cap Core Equity Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2010

Date of reporting period:	7/31/2010

Item 1.	Schedule of Investments

Prudential Small-Cap Core Equity Fund, Inc.

(Formerly known as Dryden Small-Cap Core Equity Fund, Inc.)

Schedule of Investments

as of July 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.2%
COMMON STOCKS
CONSUMER DISCRETIONARY 16.2%
Auto Components 0.3%
16,600	Drew Industries, Inc.(a)	$350,758
7,600	Superior Industries International, Inc.	109,364

		460,122

Automobiles 0.2%
2,500	Thor Industries, Inc.	69,600
18,700	Winnebago Industries, Inc.(a)(b)	195,415

		265,015

Distributors
3,000	LKQ Corp.(a)	59,340

Diversified Consumer Services 1.8%
3,700	American Public Education, Inc.(a)	165,242
10,900	Capella Education Co.(a)	1,012,828
11,400	Hillenbrand, Inc.	251,826
11,200	Pre-Paid Legal Services, Inc.(a)(b)	549,472
22,600	Universal Technical Institute, Inc.	460,362

		2,439,730

Hotels, Restaurants & Leisure 2.8%
730	Biglari Holdings, Inc.(a)(b)	212,065
10,700	BJ’s Restaurants, Inc.(a)(b)	272,850
17,900	CEC Entertainment, Inc.(a)	621,667
17,300	Cracker Barrel Old Country Store, Inc.	847,354
20,200	Jack in the Box, Inc.(a)	416,726
11,300	Papa John’s International, Inc.(a)	286,229
34,300	Ruby Tuesday, Inc.(a)	350,546
42,300	Ruth’s Hospitality Group, Inc.(a)	170,892
38,200	Texas Roadhouse, Inc.(a)	514,936

		3,693,265

Household Durables 1.7%
5,200	Blyth, Inc.	205,660
29,500	Helen of Troy Ltd.(a)	706,820
10,700	Jarden Corp.	309,765
23,600	Kid Brands, Inc.(a)	196,352
71,100	La-Z-Boy, Inc.(a)	608,616
7,900	M/I Homes, Inc.(a)	83,345
1,500	National Presto Industries, Inc.	152,985

		2,263,543

Internet & Catalog Retail 0.2%
8,400	HSN, Inc.(a)	246,960

Leisure Equipment & Products 1.2%
22,400	Polaris Industries, Inc.	1,337,280
8,500	RC2 Corp.(a)	140,675
13,800	Sturm, Ruger & Co., Inc.(b)	193,200

		1,671,155

Specialty Retail 4.3%
19,200	Big 5 Sporting Goods Corp.	263,808
5,100	Brown Shoe Co., Inc.	74,562
22,900	Cabela’s, Inc.(a)(b)	357,011
6,100	Cato Corp. (The) (Class A Stock)	142,008
23,000	Children’s Place Retail Stores, Inc. (The)(a)	962,550
39,700	Finish Line, Inc. (The) (Class A Stock)	568,107
15,300	Genesco, Inc.(a)	417,537
12,000	Group 1 Automotive, Inc.(a)(b)	332,640
12,300	Gymboree Corp.(a)	532,590
2,300	Haverty Furniture Cos., Inc.	27,876
6,900	Jo-Ann Stores, Inc.(a)	289,041
11,100	Jos. A. Bank Clothiers, Inc.(a)(b)	651,348
6,400	Men’s Wearhouse, Inc. (The)	124,544
4,900	Monro Muffler Brake, Inc.(b)	201,096
22,100	OfficeMax, Inc.(a)	315,809
45,600	Pep Boys-Manny, Moe & Jack (The)	437,760

		5,698,287

Textiles, Apparel & Luxury Goods 3.7%
41,500	Carter’s, Inc.(a)	1,005,960
21,000	Deckers Outdoor Corp.(a)	1,068,690
28,500	Maidenform Brands, Inc.(a)	707,655
14,000	Oxford Industries, Inc.	313,600
9,400	Perry Ellis International, Inc.(a)	210,466
23,300	Skechers U.S.A., Inc. (Class A Stock)(a)	864,197
15,200	True Religion Apparel, Inc.(a)	373,616
13,500	Wolverine World Wide, Inc.	385,965

		4,930,149

CONSUMER STAPLES 2.7%
Beverages 0.1%
2,500	Boston Beer Co., Inc. (Class A Stock)(a)	173,400

Food & Staples Retailing 0.4%
12,800	Andersons, Inc. (The)	439,936
9,100	Spartan Stores, Inc.	130,676

		570,612

Food Products 1.5%
6,100	Cal-Maine Foods, Inc.	192,699
18,600	Chiquita Brands International, Inc.(a)(b)	273,048
5,600	Corn Products International, Inc.	186,704
51,500	Darling International, Inc.(a)	420,240
8,700	Del Monte Foods Co.	120,756
3,800	J&J Snack Foods Corp.	158,498
13,300	Sanderson Farms, Inc.	621,775

		1,973,720

Household Products 0.1%
4,400	WD-40 Co.	159,984

Personal Products 0.5%
18,100	Medifast, Inc.(a)(b)	547,344
2,900	Prestige Brands Holdings, Inc.(a)	23,838
600	USANA Health Sciences, Inc.(a)	25,140

		596,322

Tobacco 0.1%
43,200	Alliance One International, Inc.(a)	162,864

ENERGY 5.2%
Energy Equipment & Services 3.0%
15,300	Bristow Group, Inc.(a)	511,479
13,100	CARBO Ceramics, Inc.	1,050,620
10,300	Dril-Quip, Inc.(a)	538,484
7,100	Gulf Island Fabrication, Inc.	127,516
6,200	Lufkin Industries, Inc.	254,882
7,500	Matrix Service Co.(a)	72,675
23,200	Oil States International, Inc.(a)	1,065,808
5,400	SEACOR Holdings, Inc.(a)	447,228

		4,068,692

Oil, Gas & Consumable Fuels 2.2%
3,800	Petroleum Development Corp.(a)	110,732
13,900	SM Energy Co.	575,738
40,500	Stone Energy Corp.(a)	476,280
22,800	Swift Energy Co.(a)	591,204
45,800	World Fuel Services Corp.(b)	1,193,090

		2,947,044

FINANCIALS 18.3%
Capital Markets 0.6%
5,800	Ameriprise Financial, Inc.	245,862
15,700	Investment Technology Group, Inc.(a)	246,647
3,400	Piper Jaffray Cos., Inc.(a)	106,046
1,200	Solar Capital Ltd.	24,744
8,700	SWS Group, Inc.	75,864
4,200	TICC Capital Corp.	36,834

		735,997

Commercial Banks 5.4%
500	Bancorp Rhode Island, Inc.	14,595
43,600	Boston Private Financial Holdings, Inc.	288,196
600	Camden National Corp.	18,750
2,200	City Holding Co.(b)	64,790
8,800	Columbia Banking System, Inc.	160,864
18,400	Community Bank System, Inc.	455,400
61,500	East West Bancorp, Inc.	958,785
55,200	First Commonwealth Financial Corp.	292,560
900	First Financial Bancorp	14,310
3,200	First Financial Bankshares, Inc.(b)	156,864
30,000	First Midwest Bancorp, Inc.	377,400
1,000	Hancock Holding Co.	30,510
4,470	Home Bancshares, Inc.	107,414
20,800	Independent Bank Corp.	495,248
29,300	National Penn Bancshares, Inc.	195,138
18,900	NBT Bancorp, Inc.	417,312
11,900	Old National Bancorp	125,188
7,100	PrivateBancorp, Inc.	87,827
14,500	Prosperity Bancshares, Inc.	491,260
2,900	SCBT Financial Corp.	93,467
19,200	Signature Bank(a)	738,048
3,700	Sterling Bancorp	36,112
67,700	Susquehanna Bancshares, Inc.	585,605
2,500	Tompkins Financial Corp.	104,375
43,600	Umpqua Holdings Corp.	546,308
2,700	WesBanco, Inc.	46,845
10,800	Whitney Holding Corp.	87,696
3,100	Wilshire Bancorp, Inc.(b)	23,343
6,800	Wintrust Financial Corp.(b)	211,616

		7,225,826

Consumer Finance 1.4%
10,800	Cash America International, Inc.	361,800
12,800	Ezcorp, Inc. (Class A Stock)(a)	254,720
37,600	First Cash Financial Services, Inc.(a)	901,648
9,300	World Acceptance Corp.(a)(b)	385,299

		1,903,467

Diversified Financial Services 0.1%
6,200	Compass Diversified Holdings	93,434
4,400	Newstar Financial, Inc.(a)	31,944

		125,378

Insurance 2.2%
9,500	American Equity Investment Life Holding Co.	102,600
3,000	AMERISAFE, Inc.(a)	53,880
2,600	CNA Surety Corp.(a)	44,850
31,900	CNO Financial Group, Inc.(a)	171,303
31,500	Delphi Financial Group, Inc. (Class A Stock)	817,425
3,200	Infinity Property & Casualty Corp.	153,728

14,300	Montpelier Re Holdings Ltd.	232,518
11,300	National Financial Partners Corp.(a)	121,249
14,000	Presidential Life Corp.	137,340
3,500	ProAssurance Corp.(a)	208,285
1,600	RLI Corp.(b)	88,784
18,100	Selective Insurance Group, Inc.	281,636
9,500	StanCorp Financial Group, Inc.	358,055
5,900	Stewart Information Services Corp.	58,941
6,800	United Fire & Casualty Co.	145,792

		2,976,386

Real Estate Investment Trusts 7.8%
26,600	BioMed Realty Trust, Inc.	479,864
6,700	Brandywine Realty Trust	76,112
50,300	Cedar Shopping Centers, Inc.	311,860
6,700	Chimera Investment Corp.	25,929
67,400	Colonial Properties Trust(b)	1,086,488
106,052	DiamondRock Hospitality Co.(a)	984,162
25,200	Duke Realty Corp.	301,392
9,700	EastGroup Properties, Inc.	351,819
32,200	Extra Space Storage, Inc.(b)	499,422
17,200	Franklin Street Properties Corp.(b)	210,012
4,900	Home Properties, Inc.(b)	243,383
4,600	Hospitality Properties Trust	94,070
39,600	Inland Real Estate Corp.	328,680
1,200	Invesco Mortgage Capital, Inc.	24,420
6,700	Kilroy Realty Corp.(b)	224,986
36,800	Kite Realty Group Trust	170,752
39,200	LaSalle Hotel Properties	929,824
126,560	Lexington Realty Trust(b)	813,781
27,900	LTC Properties, Inc.	687,735
38,800	Medical Properties Trust, Inc.(b)	385,672
6,200	Mid-America Apartment Communities, Inc.	350,176
16,300	National Retail Properties, Inc.(b)	376,856
26,600	Parkway Properties, Inc.(b)	444,486
1,000	PS Business Parks, Inc.	58,070
8,200	Resource Capital Corp.(b)	50,020
11,000	Sovran Self Storage, Inc.	404,800
3,700	Sun Communities, Inc.	107,670
14,200	Sunstone Hotel Investors, Inc.(a)	146,544
1,400	Tanger Factory Outlet Centers	62,580
10,100	Urstadt Biddle Properties, Inc. (Class A Stock)	180,083

		10,411,648

Real Estate Management & Development 0.5%
44,900	Forestar Group, Inc.(a)(b)	723,339

Thrifts & Mortgage Finance 0.3%
5,000	Brookline Bancorp, Inc.	48,400
8,900	Dime Community Bancshares	116,590

6,800	Flushing Financial Corp.	84,796
30,000	Trustco Bank Corp.(b)	174,600

		424,386

HEALTHCARE 12.3%
Biotechnology 0.5%
5,300	Arqule, Inc.(a)	22,631
5,400	Cubist Pharmaceuticals, Inc.(a)	116,532
11,500	Emergent Biosolutions, Inc.(a)	213,555
11,800	Martek Biosciences Corp.(a)	244,142
15,100	Nabi Biopharmaceuticals(a)	86,372

		683,232

Healthcare Equipment & Supplies 4.5%
30,200	Align Technology, Inc.(a)(b)	523,970
27,100	American Medical Systems Holdings, Inc.(a)(b)	605,956
1,100	Arthrocare Corp.(a)	29,458
14,800	Cantel Medical Corp.	235,024
2,000	CONMED Corp.(a)	38,460
23,200	Cooper Cos., Inc. (The)	901,552
15,600	CryoLife, Inc.(a)	83,616
30,300	Cyberonics, Inc.(a)	721,746
12,700	Haemonetics Corp.(a)	701,675
12,900	Integra LifeSciences Holdings Corp.(a)	466,077
28,000	Invacare Corp.	667,240
5,000	Kensey Nash Corp.(a)	117,500
17,100	Natus Medical, Inc.(a)	251,028
11,700	Neogen Corp.(a)	349,362
1,300	Sirona Dental Systems, Inc.(a)	40,014
6,900	Symmetry Medical, Inc.(a)	67,137
3,300	West Pharmaceutical Services, Inc.	119,922
600	Young Innovations, Inc.	16,020
4,900	Zoll Medical Corp.(a)	129,654

		6,065,411

Healthcare Providers & Services 5.2%
4,400	Almost Family, Inc.(a)	115,632
14,900	AMERIGROUP Corp.(a)	532,824
11,100	AmSurg Corp.(a)	203,352
38,800	Bio-Reference Labs, Inc.(a)	813,636
18,000	Catalyst Health Solutions, Inc.(a)	622,440
8,300	Centene Corp.(a)	176,873
8,100	Chemed Corp.	428,652
9,400	Continucare Corp.(a)	35,814
2,100	Corvel Corp.(a)	83,559
4,600	Coventry Health Care, Inc.(a)	91,218
4,800	Emergency Medical Services Corp. (Class A Stock)(a)	214,752
3,200	Ensign Group, Inc. (The)	57,600
14,700	Gentiva Health Services, Inc.(a)	303,261
7,400	Hanger Orthopedic Group, Inc.(a)	126,910
4,300	Health Net, Inc.(a)	101,265
43,900	Healthspring, Inc.(a)	825,320

36,400	Healthways, Inc.(a)	518,336
21,600	LHC Group, Inc.(a)(b)	496,584
11,700	Magellan Health Services, Inc.(a)	492,453
11,100	Medcath Corp.(a)	98,346
9,600	Odyssey HealthCare, Inc.(a)	256,896
12,700	PharMerica Corp.(a)	165,862
20,200	Res-Care, Inc.(a)	198,364

		6,959,949

Healthcare Technology 0.4%
8,500	Allscripts-Misys Healthcare Solutions, Inc.(a)(b)	141,865
18,400	Eclipsys Corp.(a)	362,664
800	SXC Health Solutions Corp. (Canada)(a)	54,320

		558,849

Life Sciences Tools & Services 0.5%
14,700	Bruker Corp.(a)	193,599
11,600	Cambrex Corp.(a)	41,180
19,300	eResearchTechnology, Inc.(a)	156,330
10,900	Parexel International Corp.(a)	223,777

		614,886

Pharmaceuticals 1.2%
14,200	Impax Laboratories, Inc.(a)	232,738
30,800	Par Pharmaceutical Cos., Inc.(a)	813,120
1,500	Salix Pharmaceuticals Ltd.(a)	63,615
33,300	Viropharma, Inc.(a)	438,561

		1,548,034

INDUSTRIALS 17.3%
Aerospace & Defense 2.8%
7,400	American Science & Engineering, Inc.	585,932
5,600	Ceradyne, Inc.(a)	130,200
18,200	Cubic Corp.	737,464
3,900	Curtiss-Wright Corp.	118,131
14,100	Esterline Technologies Corp.(a)	723,753
2,000	LMI Aerospace, Inc.(a)	34,440
13,700	Moog, Inc. (Class A Stock)(a)(b)	490,597
11,800	Teledyne Technologies, Inc.(a)	484,154
5,400	Triumph Group, Inc.	409,860

		3,714,531

Air Freight & Logistics 0.4%
13,700	Forward Air Corp.(b)	397,848
5,500	Hub Group, Inc. (Class A Stock)(a)	176,825

		574,673

Airlines 0.1%
7,900	SkyWest, Inc.	98,355

Building Products 2.0%
16,100	A.O. Smith Corp.	880,348
20,200	Gibraltar Industries, Inc.(a)	217,958
21,100	Griffon Corp.(a)	286,116
38,100	Quanex Building Products Corp.	670,179
8,200	Simpson Manufacturing Co., Inc.	211,478
13,900	Universal Forest Products, Inc.	430,483

		2,696,562

Commercial Services & Supplies 2.7%
2,700	ABM Industries, Inc.	58,590
17,300	Consolidated Graphics, Inc.(a)	743,381
4,900	Deluxe Corp.	100,842
14,700	G&K Services, Inc. (Class A Stock)	342,069
7,500	Interface, Inc. (Class A Stock)	93,225
45,600	Tetra Tech, Inc.(a)	956,232
3,700	UniFirst Corp.	162,652
20,100	United Stationers, Inc.(a)	1,088,415
2,500	Viad Corp.	49,750

		3,595,156

Construction & Engineering 0.1%
6,400	EMCOR Group, Inc.(a)	166,464

Electrical Equipment 2.3%
6,500	II-VI, Inc.(a)	222,820
9,000	Acuity Brands, Inc.	379,170
14,900	AZZ, Inc.	648,597
7,800	Baldor Electric Co.	298,116
19,900	Belden, Inc.	475,411
9,000	Brady Corp. (Class A Stock)	250,290
2,700	EnerSys(a)	65,394
4,100	Polypore International, Inc.(a)(b)	100,696
2,600	Powell Industries, Inc.(a)	85,436
4,700	Regal-Beloit Corp.	285,901
20,700	Vicor Corp.(b)	325,818

		3,137,649

Industrial Conglomerates 0.4%
10,500	Standex International Corp.	315,210
13,900	Tredegar Corp.	239,914

		555,124

Machinery 4.6%
14,600	Actuant Corp. (Class A Stock)	301,052
12,600	Albany International Corp. (Class A Stock)	231,210
1,000	Altra Holdings, Inc.(a)	14,500
24,300	Briggs & Stratton Corp.	460,971
9,500	CIRCOR International, Inc.	297,160
4,600	Clarcor, Inc.	172,592

12,100	EnPro Industries, Inc.(a)	362,395
14,400	Gardner Denver, Inc.	731,088
25,100	John Bean Technologies Corp.	394,321
3,600	Kaydon Corp.	136,764
3,300	Kennametal, Inc.	90,387
700	Lindsay Corp.	24,346
19,100	Mueller Industries, Inc.	472,152
3,400	NACCO Industries, Inc. (Class A Stock)	302,736
10,900	Robbins & Myers, Inc.	258,548
20,900	Toro Co. (The)	1,087,845
800	WABCO Holdings, Inc.(a)	30,944
25,200	Watts Water Technologies, Inc. (Class A Stock)	811,440

		6,180,451

Professional Services 0.9%
12,500	Administaff, Inc.	325,750
4,300	CDI Corp.	72,240
15,500	Dolan Co. (The)(a)	181,195
20,500	Kelly Services, Inc. (Class A Stock)(a)	303,400
34,800	SFN Group, Inc.(a)	260,652
5,300	TrueBlue, Inc.(a)	68,211

		1,211,448

Road & Rail 0.2%
18,900	Heartland Express, Inc.	302,778

Trading Companies & Distributors 0.8%
16,000	Applied Industrial Technologies, Inc.	448,000
2,100	DXP Enterprises, Inc.(a)	43,113
8,500	Interline Brands, Inc.(a)	153,765
4,100	Lawson Products, Inc.	73,021
5,100	Watsco, Inc.	284,121

		1,002,020

INFORMATION TECHNOLOGY 17.7%
Communications Equipment 1.9%
102,800	Arris Group, Inc.(a)	958,096
1,500	BEL Fuse, Inc. (Class B Stock)	35,370
10,100	Black Box Corp.	307,444
13,800	Blue Coat Systems, Inc.(a)(b)	302,220
1,800	Comtech Telecommunications Corp.(a)	38,826
4,200	Digi International, Inc.(a)	34,902
9,800	Netgear, Inc.(a)(b)	235,200
2,800	Plantronics, Inc.	83,916
22,000	Symmetricom, Inc.(a)	117,260
32,500	Tekelec(a)	459,550

		2,572,784

Computers & Peripherals 0.3%
53,300	ADPT Corp.(a)	162,565
25,100	Novatel Wireless, Inc.(a)	168,170

3,100	Stratasys, Inc.(a)(b)	70,401

		401,136

Electronic Equipment, Instruments & Components 4.5%
8,500	Agilysys, Inc.(a)	67,405
3,100	Anixter International, Inc.(a)	149,792
32,500	Benchmark Electronics, Inc.(a)	542,750
98,100	Brightpoint, Inc.(a)	776,952
24,300	Checkpoint Systems, Inc.(a)	485,271
20,300	Cognex Corp.	378,595
12,000	CTS Corp.	112,200
6,600	DTS, Inc.(a)	235,752
12,800	Electro Scientific Industries, Inc.(a)	146,944
2,000	Gerber Scientific, Inc.(a)	11,480
46,600	Insight Enterprises, Inc.(a)	678,962
25,400	Keithley Instruments, Inc.	274,066
5,100	Littelfuse, Inc.(a)	181,611
14,500	Mercury Computer Systems, Inc.(a)	191,400
6,400	Methode Electronics, Inc.	68,352
7,300	Newport Corp.(a)	92,929
10,700	Park Electrochemical Corp.	293,608
6,900	Plexus Corp.(a)	201,480
6,700	Rogers Corp.(a)	207,365
5,400	ScanSource, Inc.(a)	148,932
22,400	SYNNEX Corp.(a)(b)	591,136
14,700	TTM Technologies, Inc.(a)	150,675

		5,987,657

Internet Software & Services 1.0%
37,700	j2 Global Communications, Inc.(a)	887,081
7,300	Knot, Inc. (The)(a)	60,079
15,800	Perficient, Inc.(a)	136,670
42,300	United Online, Inc.	267,336

		1,351,166

IT Services 1.3%
9,800	CACI International, Inc. (Class A Stock)(a)	460,796
32,300	CSG Systems International, Inc.(a)	609,178
11,800	MAXIMUS, Inc.	710,242

		1,780,216

Office Electronics
1,300	Zebra Technologies Corp. (Class A Stock)(a)	35,672

Semiconductors & Semiconductor Equipment 5.5%
10,600	Advanced Energy Industries, Inc.(a)	186,666
42,100	Brooks Automation, Inc.(a)	321,223
2,400	Cohu, Inc.	37,632
109,200	Cypress Semiconductor Corp.(a)	1,157,520
14,600	Diodes, Inc.(a)(b)	258,128

13,900	DSP Group, Inc.(a)	97,022
13,900	Exar Corp.(a)	97,161
16,100	Hittite Microwave Corp.(a)	739,956
30,000	Kulicke & Soffa Industries, Inc.(a)	201,600
25,400	Micrel, Inc.(b)	246,888
30,200	Microsemi Corp.(a)	481,992
28,200	MKS Instruments, Inc.(a)	605,172
11,600	Pericom Semiconductor Corp.(a)	106,024
18,500	RF Micro Devices, Inc.(a)	77,145
7,000	Rudolph Technologies, Inc.(a)	60,480
2,400	Silicon Laboratories, Inc.(a)	96,120
33,100	Skyworks Solutions, Inc.(a)(b)	580,243
8,200	Standard Microsystems Corp.(a)	180,564
95,900	TriQuint Semiconductor, Inc.(a)	664,587
28,500	Varian Semiconductor Equipment Associates, Inc.(a)	805,410
8,300	Veeco Instruments, Inc.(a)(b)	359,390

		7,360,923

Software 3.2%
12,700	Blackbaud, Inc.	300,863
10,800	CommVault Systems, Inc.(a)	200,016
34,900	Epicor Software Corp.(a)	270,126
1,600	EPIQ Systems, Inc.	20,832
11,300	Interactive Intelligence, Inc.(a)	182,834
11,617	JDA Software Group, Inc.(a)	273,000
9,100	Manhattan Associates, Inc.(a)	244,426
30,500	Progress Software Corp.(a)	911,950
20,500	Radiant Systems, Inc.(a)	291,305
13,300	Smith Micro Software, Inc.(a)	130,739
72,400	Take-Two Interactive Software, Inc.(a)(b)	742,100
21,000	Taleo Corp. (Class A Stock)(a)	516,600
7,900	THQ, Inc.(a)	36,024
4,900	Tyler Technologies, Inc.(a)(b)	80,507

		4,201,322

MATERIALS 4.7%
Chemicals 2.4%
30,600	A. Schulman, Inc.	599,454
6,100	Arch Chemicals, Inc.	209,047
1,200	Cabot Corp.	35,400
38,100	H.B. Fuller Co.	778,764
500	NewMarket Corp.	53,595
21,500	OM Group, Inc.(a)	580,500
35,400	PolyOne Corp.(a)	364,974
4,000	Solutia, Inc.(a)	56,440
8,000	Stepan Co.	528,080

		3,206,254

Construction Materials 0.2%
9,800	Eagle Materials, Inc.	239,708
25,000	Headwaters, Inc.(a)	86,500

		326,208

Containers & Packaging 0.6%
4,700	Myers Industries, Inc.	37,177
13,300	Rock-Tenn Co. (Class A Stock)	707,826
1,900	Temple-Inland, Inc.	38,114

		783,117

Metals & Mining 0.6%
5,000	A.M. Castle & Co.(a)	73,850
6,900	AMCOL International Corp.	206,724
20,900	Brush Engineered Materials, Inc.(a)	498,465

		779,039

Paper & Forest Products 0.9%
45,000	Buckeye Technologies, Inc.(a)	510,750
5,700	Clearwater Paper Corp.(a)	351,291
7,300	Neenah Paper, Inc.	130,962
2,100	Schweitzer-Mauduit International, Inc.	111,153
17,100	Wausau Paper Corp.(a)	116,793

		1,220,949

TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.2%
19,200	Cbeyond, Inc.(a)	292,416

Wireless Telecommunication Services 0.5%
15,800	NTELOS Holdings Corp.	295,618
24,100	USA Mobility, Inc.	357,403

		653,021

UTILITIES 3.1%
Electric Utilities 1.0%
8,800	Central Vermont Public Service Corp.	186,912
24,100	El Paso Electric Co.(a)	518,150
6,900	UIL Holdings Corp.	188,025
12,100	Unisource Energy Corp.	390,588

		1,283,675

Gas Utilities 1.3%
15,500	Laclede Group, Inc. (The)	541,570
12,900	New Jersey Resources Corp.	481,557
11,100	Piedmont Natural Gas Co., Inc.(b)	295,482
12,000	Southwest Gas Corp.	386,040

		1,704,649

Multi-Utilities 0.4%
7,400	Avista Corp.	154,808
15,200	Northwestern Corp.	428,640

		583,448

Water Utilities 0.4%
15,100	American States Water Co.	532,728

	Total long-term investments (cost $98,276,810)	131,628,583

Principal Amount (000)
SHORT-TERM INVESTMENTS 12.5%
U.S. Government Security 0.3%
$ 400	United States Treasury Bill, 0.150%, 12/16/2010(c)(d) (cost $399,772)	399,748

Shares
Affiliated Money Market Mutual Fund 12.2%
16,376,977	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $16,376,977; includes $14,050,700 of cash collateral received for securities on loan)(e)(f)	16,376,977

	Total short-term investments (cost $16,776,749)	16,776,725

	Total Investments 110.7% (cost $115,053,559)(g)	148,405,308

	Liabilities in excess of other assets(h) (10.7%)	(14,334,603)

	Net Assets 100.0%	$134,070,705

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $13,638,115; cash collateral of $14,050,700 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	All or portion of security is segregated as collateral for financial futures contracts.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$115,317,985	$34,644,866	$(1,557,543)	$33,087,323

The difference between the book basis and the tax basis was attributable to deferred losses on wash sales.

(h)	Includes net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at July 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2010	Unrealized Appreciation(1)
	Long Position:
34	Russell 2000 Mini Index Futures	Sep. 2010	$2,091,277	$2,208,640	$117,363

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$131,628,583	$—	$—
U.S. Government Security	—	399,748	—
Affiliated Money Market Mutual Fund	16,376,977	—	—
Other Financial Instruments*
Futures	117,363	—	—

Total	$148,122,923	$399,748	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/ offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Investments in open end, non-exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund invests in the Prudential Core Taxable Money Market Fund (“the Fund”), a portfolio of the Prudential Investment Portfolios 2. The Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Small-Cap Core Equity Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 22, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 22, 2010

*	Print the name and title of each signing officer under his or her signature.